Income Taxes - Summary of significant components of the Company's deferred tax assets (liability) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets (liabilities):
Gross deferred tax assets	$ 78,060,000	$ 62,077,000
Valuation allowance	(75,826,000)	(60,937,000)
BURTECH ACQUISITION CORP [Member]
Deferred tax assets (liabilities):
Organizational costs & start-up expenses	690,713	475,133
Gross deferred tax assets	690,713	475,133
Valuation allowance	(690,713)	(475,133)
Deferred tax assets (liability), net of allowance	$ 0	$ 0